Note 4 - Investments (Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2026
Schedule of Investments [Line Items]
Non-current investments	$ 47,842	$ 33,897		$ 158,481
Investment Owned At Fair Value	107,500
Current investments	59,644	0		$ 19,568
Equity method investments		100
Equity Losses	100	700	$ 300
Payments to acquire marketable securities			9,000
Unrealized Losses on Investment	51,900	$ 3,700	$ 200
Realized Investment Gains	$ 51,900